Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of net loss per share, Basic and Diluted
Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Numerator:
Net income/(loss)	21,359	(73,878)

Net loss attributable to non-controlling interests shareholders	300	—
Net accretion of convertible redeemable preferred shares	(204,364)	—
Deemed dividend to preferred shareholders due to modification	(5,940)	—

Net loss attributable to ordinary shareholders	(188,645)	(73,878)

Denominator:
- Weighted average number of ordinary shares - basic and diluted	49,329,740	179,881,274

Net loss per share attributable to ordinary shareholders:
- Basic and diluted	(3.82)	(0.41)